================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-3541

                              Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     230 West Monroe St., Chicago, IL 60606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 527-3713

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET      MATURITY     PRINCIPAL
                                                        ASSETS        DATE         AMOUNT          VALUE
                                                      ----------    --------    -----------    -------------
CERTIFICATES OF DEPOSIT                                      4.3%
Citibank, N.A.
 4.82%                                                                2/7/08    $ 5,000,000    $   4,999,950
 4.63%                                                               3/28/08      5,000,000        5,000,000
                                                                                               -------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,999,950)                                                                                  9,999,950
                                                                                               -------------

REPURCHASE AGREEMENT                                       95.9%
Citigroup Repo, 2.98%,
  (Agreement dated 1/31/08 to be repurchased at
  $221,367,323 on 2/1/08. Collateralized by various
  Adjustable Rate U.S. Government Mortgage-Backed
  Securities, 4.00%-6.50%, with a value of
  $225,775,980, due 10/15/19-4/25/39)                                           221,349,000      221,349,000
                                                                                               -------------

TOTAL REPURCHASE AGREEMENTS
(Cost $221,349,000)                                                                              221,349,000
                                                                                               -------------

TOTAL INVESTMENTS
(Cost $231,348,950) (a)                                    100.2%                              $ 231,348,950
                                                                                               =============

-------------

Percentages indicated are based on net assets of $230,971,023.

(a)   Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY          PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES*                                                 68.7%
1 Yr. Constant Maturity Treasury Based ARMS                  6.4%
Bear Stearns Adjustable Rate Mortgage Trust
   7.38%                                                                3/25/31    $         3,143,302    $       3,137,162
CS First Boston Mortgage Securities Corp.
   8.64%                                                               11/25/31              1,256,030            1,267,178
   7.27%                                                                6/25/32                798,409              791,069
Fannie Mae
   7.06%                                                                 7/1/28              5,909,570            6,164,420
   6.74%                                                                 8/1/29              4,335,653            4,503,660
   6.48%                                                                 3/1/30              2,337,918            2,424,859
   6.88%                                                                 1/1/32              8,329,710            8,668,104
   6.79%                                                                 5/1/33              3,300,410            3,426,238
   7.01%                                                                 9/1/33              7,161,378            7,465,736
   6.32%                                                                5/25/42             11,887,808           11,950,962
Fannie Mae Grantor Trust
   6.39%                                                                5/25/42              7,036,343            7,106,707
Fannie Mae Whole Loan
   6.62%                                                                8/25/42              6,456,260            6,561,174
Fifth Third Mortgage Loan Trust
   6.08%                                                               11/19/32              7,075,856            7,022,842
Freddie Mac
   6.85%                                                                10/1/22              2,526,310            2,601,310
   7.23%                                                                 8/1/24              2,375,399            2,460,023
   6.89%                                                                 9/1/27              2,952,468            3,064,108
   6.91%                                                                12/1/27              2,825,227            2,932,056
   7.08%                                                                12/1/27              2,866,473            2,977,549
   6.93%                                                                 9/1/28             19,894,233           20,658,917
   6.91%                                                                 9/1/30              2,054,681            2,132,374
   7.06%                                                                 7/1/31             12,703,095           13,187,401
WAMU Mortgage Pass-Through Certificates
   6.19%                                                                4/25/44              8,537,392            8,526,721
                                                                                                          -----------------
                                                                                                                129,030,570
                                                                                                          -----------------

6 Mo. Certificate of Deposit Based ARMS                      0.4%
Fannie Mae
   6.34%                                                                 6/1/21              2,637,311            2,649,165
   6.82%                                                                12/1/24              4,453,695            4,539,680
Freddie Mac
   7.06%                                                                 1/1/26              1,382,552            1,411,918
                                                                                                          -----------------
                                                                                                                  8,600,763
                                                                                                          -----------------

6 Mo. London Interbank Offering Rate (LIBOR)
Based ARMS                                                   5.4%
Bear Stearns Adjustable Rate Mortgage Trust
   8.07%                                                                3/25/31                747,931              747,931
Fannie Mae
   6.60%                                                                 9/1/27              7,281,682            7,469,007
   6.58%                                                                 3/1/28              5,646,059            5,737,076
   6.70%                                                                 6/1/28              1,315,346            1,353,817
   6.30%                                                                12/1/32                912,927              921,175
   6.58%                                                                 9/1/33              2,428,960            2,474,939
   6.63%                                                                11/1/33              4,632,159            4,711,992
   6.75%                                                                11/1/33              3,231,926            3,306,126
Freddie Mac
   7.37%                                                                 9/1/30              6,313,722            6,507,739
Mastr Adjustable Rate Mortgages Trust
   6.75%                                                                1/25/34              1,656,647            1,660,789
MLCC Mortgage Investors, Inc.
   6.98%                                                               10/25/28             12,581,048           12,714,722
Structured Asset Mortgage Investments, Inc.
   7.03%                                                                7/19/32              4,608,352            4,660,196
   7.21%                                                               11/19/33              5,316,913            5,386,698

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
(continued)
6 Mo. London Interbank Offering Rate (LIBOR)
Based ARMS (continued)
Structured Asset Mortgage Investments. Inc. (continued):
   6.90%                                                               12/19/33    $        10,688,616    $      10,812,203
Structured Asset Securities Corp.
   6.91%                                                                5/25/32              2,591,811            2,595,050
   7.73%                                                               11/25/32              4,026,253            4,061,483
   7.70%                                                               12/25/32              4,907,658            4,996,609
   7.67%                                                                2/25/33              3,647,238            3,705,366
   7.53%                                                                3/25/33              4,230,013            4,306,682
   7.93%                                                                5/25/33             11,124,661           11,364,536
   7.75%                                                                9/25/33              8,629,643            8,777,965
                                                                                                          -----------------
                                                                                                                108,272,101
                                                                                                          -----------------

Cost of Funds Index Based ARMS                               5.3%
Fannie Mae
   5.63%                                                                11/1/32              9,960,039            9,997,389
   5.48%                                                                 8/1/33             18,805,323           18,875,843
   5.48%                                                                 5/1/35             40,363,712           40,515,075
   5.42%                                                                11/1/36             22,134,855           22,217,860
   5.42%                                                                 6/1/38             15,161,061           15,217,915
                                                                                                          -----------------
                                                                                                                106,824,082
                                                                                                          -----------------

HYBRID ARMS                                                 27.1%
Banc of America Funding Corp.
   4.11%                                                                5/25/35             15,119,641           14,988,687
Banc of America Mortgage Securities
   3.88%                                                                7/25/33              6,123,153            6,096,660
   5.29%                                                                4/25/35             18,675,607           18,540,925
   5.25%                                                                7/25/35             24,543,355           24,643,867
Bear Stearns Adjustable Rate Mortgage Trust
   5.21%                                                                8/25/35             13,611,235           13,609,296
Chase Mortgage Finance Corp.
   5.41%                                                                1/25/36             10,701,522           10,829,768
Countrywide Home Loans
   4.13%                                                               11/19/33              4,995,825            4,972,448
   6.00%                                                                5/20/36              4,564,017            4,566,449
First Horizon Alternative Mortgage Securities
   5.32%                                                                6/25/35              9,500,405            9,421,187
First Horizon Mortgage Pass-Through Trust
   5.40%                                                               12/25/34              3,512,688            3,564,710
GMAC Mortgage Corporation Loan Trust
   5.20%                                                               11/19/35             22,269,886           22,463,384
GSR Mortgage Loan Trust
   4.70%                                                                5/25/34             36,888,000           36,664,676
   4.57%                                                                9/25/35             21,995,090           21,935,265
   5.21%                                                               10/25/35             15,816,104           15,968,306
JP Morgan Mortgage Trust
   4.81%                                                                7/25/35             10,415,356           10,362,123
   5.22%                                                                9/25/35              3,926,515            3,912,319
Mastr Adjustable Rate Mortgages Trust
   7.28%                                                               10/25/32              1,331,110            1,332,078
Merrill Lynch Mortgage Investors Trust
   4.94%                                                                2/25/34              7,830,281            7,854,872
Morgan Stanley Mortgage Loan Trust
   4.81%                                                                2/25/34              7,886,175            7,912,827
   5.14%                                                                9/25/34              4,447,500            4,450,576
   5.47%                                                                6/25/36             11,463,921           11,542,262
Provident Funding Mortgage Loan Trust
   4.11%                                                                4/25/34              4,104,553            4,083,949
Residential Accredit Loans, Inc.
   5.28%                                                                4/25/35              8,210,712            8,215,222
Structured Adjustable Rate Mortgage Loan Trust
   4.81%                                                                5/25/34             11,599,792           11,518,364

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
(continued)
HYBRID ARMS (continued)
Structured Adjustable Rate Mortgage Loan Trust (continued):
   6.10%                                                                5/25/36    $         8,933,440    $       9,090,452
WAMU Mortgage Pass-Through Certificates
   4.38%                                                                6/25/33              4,179,337            4,205,724
   5.35%                                                                1/25/37            112,047,448          113,047,906
Wells Fargo Mortgage Backed Securities Trust
   3.54%                                                                9/25/34              9,487,460            9,391,515
   4.56%                                                               11/25/34             14,693,947           14,654,490
   3.99%                                                               12/25/34             18,930,278           18,791,198
   5.04%                                                                4/25/35             66,596,672           66,150,222
   5.12%                                                                3/25/36             19,929,796           20,035,844
   5.63%                                                                5/25/36              9,971,340           10,015,170
                                                                                                          -----------------
                                                                                                                544,832,741
                                                                                                          -----------------

MONTHLY London Interbank Offering Rate
(LIBOR) Collateralized Mortgage Obligations                 24.1%
Adjustable Rate Mortgage Trust
   3.58%                                                                3/25/37             20,704,624           17,582,536
Banc of America Funding Corp. (b)
   4.22%                                                                2/20/47             10,781,000            9,918,520
Fannie Mae
   4.39%                                                                9/18/31              5,055,051            5,064,840
Greenpoint Mortgage Funding Trust
   3.69%                                                               10/25/45             14,094,995           14,006,901
GSR Mortgage Loan Trust
   3.73%                                                                3/25/32              2,862,469            2,831,473
Indymac INDX Mortgage Loan Trust (b)
   3.68%                                                                2/25/37             11,797,000            9,072,630
   3.71%                                                                2/25/37              4,857,000            3,765,693
   3.73%                                                                2/25/37              3,470,000            2,696,841
JP Morgan Alternative Loan Trust (b)
   3.60%                                                               11/25/36              7,416,446            7,292,888
   3.69%                                                               11/25/36             15,968,000           13,323,300
Lehman XS Trust
   3.54%                                                                3/25/37             96,031,930           92,550,773
Merrill Lynch Mortgage Investors Trust
   3.58%                                                                7/25/36             10,193,266           10,126,372
Morgan Stanley Mortgage Loan Trust (b)
   3.62%                                                                8/25/36             25,168,157           23,154,704
   3.62%                                                                9/25/36              9,886,257            9,095,357
   3.62%                                                               10/25/36             11,541,017           10,617,735
   3.63%                                                               11/25/36             18,119,361           16,669,812
Nomura Asset Acceptance Corp.
   3.73%                                                               12/25/35              7,110,677            6,541,822
Residential Accredit Loans, Inc.
   3.60%                                                                7/25/36             20,646,573           18,994,847
Structured Adjustable Rate Mortgage Loan Trust (b)
   3.59%                                                                2/25/37             13,221,122           12,163,433
Thornburg Mortgage Securities Trust
   3.51%                                                                7/25/36             72,340,193           71,368,122
   3.56%                                                                9/25/46             54,400,059           53,720,058
Wells Fargo Mortgage Backed Securities Trust
   3.88%                                                                6/25/37             39,802,161           39,503,645
   3.88%                                                                6/25/37             36,079,787           35,809,189

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
(continued)
MONTHLY London Interbank Offering Rate (LIBOR)
 Collateralized Mortgage Obligations (continued)
                                                                                                          -----------------
                                                                                                          $     485,871,491
                                                                                                          -----------------

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $1,398,107,004)                                                                                         1,383,431,748
                                                                                                          -----------------
FIXED RATE MORTGAGE-RELATED SECURITIES                      19.9%
Collateralized Mortgage Obligations                         19.9%
Fannie Mae
   4.35%                                                                3/25/34    $        31,964,444           32,258,208
   4.50%                                                                3/25/35             19,853,308           20,194,008
   4.35%                                                                9/25/36             56,042,121           56,398,005
   4.25%                                                                2/25/37             64,577,869           63,398,545
   4.25%                                                                4/25/37             45,304,783           44,463,849
   4.25%                                                                5/25/37             62,166,940           62,053,407
Freddie Mac
   4.25%                                                               12/15/36             62,379,148           62,545,371
Prime Mortgage Trust
   5.25%                                                                1/25/34              9,786,302            9,747,583
Residential Accredit Loans, Inc.
   6.00%                                                               12/25/35             14,713,938           14,708,805
   6.00%                                                                5/25/36             20,726,973           20,709,233
Residential Asset Securitization Trust
   5.50%                                                                9/25/35             14,810,250           14,806,021
                                                                                                          -----------------
                                                                                                                401,283,035
                                                                                                          -----------------

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $392,958,374)                                                                                             401,283,035
                                                                                                          -----------------

REPURCHASE AGREEMENTS                                       11.3%
Bear Stearns Repo, 2.97%,*
  (Agreement dated 1/31/08 to be repurchased
   at $100,069,097 on 2/1/08. Collateralized
   by various Adjustable Rate U.S. Government
   Mortgage-Backed Securities, 3.78%-3.79%,
   with a value of $103,099,819, due 6/25/36-6/25/37)                                      100,000,000          100,000,000
Citigroup Repo, 2.98%,
  (Agreement dated 1/31/08 to be repurchased
  at $127,008,513 on 2/1/08.  Collateralized by various
  Adjustable Rate U.S. Government Mortgage-Backed
  Securities, 3.84%-6.00%, with a value of
  $129,537,961, due 11/15/23-8/25/37)                                                      126,998,000          126,998,000
                                                                                                          -----------------

TOTAL REPURCHASE AGREEMENTS
(Cost $226,998,000)                                                                                             226,998,000
                                                                                                          -----------------
TOTAL INVESTMENTS
(Cost $2,018,063,378) (a)                                   99.9%                                         $   2,011,712,783
                                                                                                          =================

-------------

Percentages indicated are based on net assets of $2,013,264,248.

*     The rates presented are the rates in effect at January 31, 2008.

(a)   Represents cost for financial reporting purposes.

(b)   Represents an illiquid security.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES*                                                 75.3%
1 Yr. Constant Maturity Treasury Based ARMS                 18.7%
Fannie Mae
   6.92%                                                                10/1/28    $           973,250    $       1,014,005
   7.22%                                                                12/1/30              2,307,958            2,413,980
   6.88%                                                                 1/1/32              8,265,517            8,601,304
   6.89%                                                                 7/1/33              3,411,925            3,550,535
   6.72%                                                                12/1/33              1,576,569            1,639,631
Freddie Mac
   7.09%                                                                11/1/28                816,409              847,790
   7.55%                                                                 1/1/29              2,989,861            3,121,601
   6.92%                                                                 7/1/30              2,939,561            3,057,143
   7.05%                                                                 9/1/30                505,966              522,568
   7.19%                                                                 8/1/31              5,888,205            6,143,973
Fund America Investors Corp. II
   6.75%                                                                6/25/23              2,162,569            2,157,163
WAMU Mortgage Pass-Through Certificates
   6.19%                                                                4/25/44              1,313,445            1,311,804
                                                                                                          -----------------
                                                                                                                 34,381,497
                                                                                                          -----------------

6 Mo. Certificate of Deposit Based ARMS                      1.9%
Fannie Mae
   6.27%                                                                 4/1/20              3,447,172            3,462,983
                                                                                                          -----------------

6 Mo. London Interbank Offering Rate (LIBOR)
Based ARMS                                                   1.7%
Structured Adjustable Rate Mortgage Loan Trust
   7.14%                                                                8/25/34              1,854,573            1,875,437
Structured Asset Securities Corp.
   7.73%                                                               11/25/32                641,799              647,414
   7.73%                                                               11/25/32                641,799              647,414
                                                                                                          -----------------
                                                                                                                  3,170,265
                                                                                                          -----------------

Cost of Funds Index Based ARMS                               0.6%
Regal Trust IV
   5.88%                                                                9/29/31                686,625              684,275
Ryland Mortgage Securities Corp.
   6.17%                                                               10/25/23                442,502              442,502
                                                                                                          -----------------
                                                                                                                  1,126,777
                                                                                                          -----------------

HYBRID ARMS                                                 38.2%
Adjustable Rate Mortgage Trust
   4.90%                                                               10/25/35              2,075,000            2,114,385
   5.04%                                                                3/25/36              1,549,788            1,553,218
Banc of America Funding Corp.
   5.04%                                                                5/20/35              5,897,721            5,908,011
   4.62%                                                                2/20/36              1,918,974            1,869,010
Bear Stearns Adjustable Rate Mortgage Trust
   4.83%                                                               10/25/35              5,730,908            5,680,553
GSR Mortgage Loan Trust
   5.21%                                                                1/25/36              4,975,564            4,955,441
Indymac INDA Mortgage Loan Trust
   5.10%                                                               11/25/35              7,243,693            7,241,577
   5.98%                                                                9/25/36              5,673,381            5,705,294
Morgan Stanley Mortgage Loan Trust
   5.47%                                                                6/25/36              3,959,973            3,997,507
Mortgageit Trust
   4.75%                                                                5/25/35              1,558,440            1,546,736
   4.75%                                                                5/25/35                973,174              965,866
Sequoia Mortgage Trust
   4.08%                                                                4/20/35              1,740,000            1,718,949
Structured Adjustable Rate Mortgage Loan Trust
   5.50%                                                                4/25/35              3,979,380            3,986,532
   5.76%                                                               10/25/35              6,368,203            6,455,609

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
(continued)
HYBRID ARMS (continued)
WAMU Mortgage Pass-Through Certificates
   5.21%                                                                2/25/33    $           729,294    $         728,436
   5.35%                                                                1/25/37              6,542,917            6,601,338
Wells Fargo Mortgage Backed Securities Trust
   4.37%                                                                5/25/35              1,946,928            1,928,845
   4.11%                                                                6/25/35              7,491,741            7,431,889
                                                                                                          -----------------
                                                                                                                 70,389,196
                                                                                                          -----------------

MONTHLY London Interbank Offering Rate
(LIBOR) Collateralized Mortgage Obligations                 14.2%
Adjustable Rate Mortgage Trust
   3.65%                                                               11/25/35              3,650,042            3,638,635
American Home Mortgage Investment Trust
   3.53%                                                                9/25/35              1,634,249            1,631,475
Bear Stearns Alt-A Trust (b)
   3.60%                                                                8/25/36              6,931,159            6,515,290
Merrill Lynch Alternative Note Asset (b)
   4.18%                                                                1/25/37              2,841,000            1,676,190
Morgan Stanley Mortgage Loan Trust
   3.47%                                                                6/25/36              3,770,992            3,751,773
Sequoia Mortgage Trust
   4.24%                                                                9/20/33              2,552,510            2,552,510
Structured Asset Mortgage Investments, Inc.
   5.16%                                                                2/19/35              2,109,290            2,098,744
Structured Asset Securities Corp.
   6.12%                                                                3/25/33                998,036            1,003,338
   6.22%                                                                5/25/33              1,608,343            1,617,390
   6.07%                                                               11/25/33              1,598,740            1,607,233
                                                                                                          -----------------
                                                                                                                 26,092,578
                                                                                                          -----------------

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $138,671,075)                                                                                             138,623,296
                                                                                                          -----------------

FIXED RATE MORTGAGE-RELATED SECURITIES                      19.5%
Collateralized Mortgage Obligations                         19.5%
Fannie Mae
   4.35%                                                                9/25/36             12,009,026           12,085,287
   4.25%                                                                4/25/37              8,592,168            8,432,682
Freddie Mac
   3.03%                                                                6/15/17              4,784,425            4,635,931

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
Morgan Stanley Mortgage Loan Trust
   6.00%                                                                8/25/37    $        10,620,000    $      10,689,694
                                                                                                          -----------------
                                                                                                                 35,843,594
                                                                                                          -----------------

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $35,286,474)                                                                                               35,843,594
                                                                                                          -----------------
REPURCHASE AGREEMENT                                         8.2%
Citigroup Repo, 2.98%,
  (Agreement dated 1/31/08 to be repurchased at
  $15,186,257 on 2/1/08. Collateralized by various
  Adjustable Rate U.S. Government Mortgage-Backed
  Securities, 3.63%-4.69%, with  a value of
  $15,488,700, due 8/12/35-6/15/36)                                                         15,185,000           15,185,000
                                                                                                          -----------------

TOTAL REPURCHASE AGREEMENTS
(Cost $15,185,000)                                                                                               15,185,000
                                                                                                          -----------------
TOTAL INVESTMENTS
(Cost $189,142,549) (a)                                    103.0%                                         $     189,651,890
                                                                                                          =================

-------------

Percentages indicated are based on net assets of $184,183,336.

*     The rates presented are the rates in effect at January 31, 2008.

(a)   Represents cost for financial reporting purposes.

(b)   Represents an illiquid security.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*                30.8%
1 Yr. Constant Maturity Treasury Based ARMS                 17.2%
Fannie Mae
   6.67%                                                                 5/1/26    $         2,264,758    $       2,353,933
   7.19%                                                                 5/1/31              2,333,889            2,435,268
   6.88%                                                                 1/1/32              9,183,908            9,557,004
Freddie Mac
   7.07%                                                                 5/1/18                496,988              514,227
   7.11%                                                                 3/1/27              1,359,985            1,412,685
   7.19%                                                                 8/1/31              6,780,186            7,074,700
                                                                                                          -----------------
                                                                                                                 23,347,817
                                                                                                          -----------------

HYBRID ARMS                                                 13.6%
Adjustable Rate Mortgage Trust
   4.95%                                                               10/25/35              1,837,945            1,839,474
Banc of America Funding Corp.
   5.04%                                                                5/20/35              3,931,814            3,938,674
Bear Stearns Adjustable Rate Mortgage Trust
   4.83%                                                               10/25/35              2,600,355            2,589,867
Indymac INDX Mortgage Loan Trust
   5.43%                                                                7/25/35              4,170,064            4,176,625
   5.43%                                                                9/25/35              1,695,358            1,697,959
WAMU Mortgage Pass-Through Certificates
   5.35%                                                                1/25/37              4,089,323            4,125,836
                                                                                                          -----------------
                                                                                                                 18,368,435
                                                                                                          -----------------

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
(Cost $41,450,947)                                                                                               41,716,252
                                                                                                          -----------------

FIXED RATE MORTGAGE-RELATED SECURITIES                      38.3%
15 Yr. Securities                                            0.2%
Freddie Mac
   8.00%                                                               12/17/15                212,540              216,287
                                                                                                          -----------------

Collateralized Mortgage Obligations                         38.1%
Fannie Mae
   4.35%                                                                3/25/34              4,152,362            4,190,524
   4.35%                                                                9/25/36             12,009,026           12,085,287
   4.25%                                                                4/25/37              4,296,084            4,216,341
Freddie Mac
   3.03%                                                                6/15/17             10,438,746           10,114,758
   4.50%                                                                4/15/19              7,000,000            6,854,209
   4.50%                                                                6/15/19             10,000,000            9,861,903
   4.25%                                                               12/15/36              4,202,371            4,213,569
                                                                                                          -----------------
                                                                                                                 51,536,591
                                                                                                          -----------------

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $51,207,290)                                                                                               51,752,878
                                                                                                          -----------------

U.S. TREASURY OBLIGATIONS                                   7.9%
U.S. Treasury Notes
   4.88%                                                                5/15/09              3,000,000            3,103,594
   4.50%                                                                5/15/10              2,000,000            2,104,375
   4.75%                                                                5/15/14              3,000,000            3,283,593
   4.25%                                                               11/15/14              2,000,000            2,125,469

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
U.S. TREASURY OBLIGATIONS (continued)
                                                                                                          -----------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,157,353)                                                                                        $      10,617,031
                                                                                                          -----------------
REPURCHASE AGREEMENT                                        22.7%
Citigroup Repo, 2.98%,
  (Agreement dated 1/31/08 to be repurchased at
  $30,708,542 on 2/1/08. Collateralized by a
  U.S. Government Mortgage-Backed Security, 5.50%,
  with a value of $31,320,120, due 2/15/33)                                        $        30,706,000           30,706,000
                                                                                                          -----------------

TOTAL REPURCHASE AGREEMENTS
(Cost $30,706,000)                                                                                               30,706,000
                                                                                                          -----------------
TOTAL INVESTMENTS
(Cost $133,521,590) (a)                                     99.7%                                         $     134,792,161
                                                                                                          =================

-------------

Percentages indicated are based on net assets of $135,231,912.

*     The rates presented are the rates in effect at January 31, 2008.

(a)   Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES*                                                 53.4%
1 Yr. Constant Maturity Treasury Based ARMS                  3.9%
Countrywide Home Loans
   7.29%                                                                1/20/35    $         3,042,637    $       3,095,883
Lehman XS Trust
   5.86%                                                               11/25/35              4,950,980            4,851,960
                                                                                                          -----------------
                                                                                                                  7,947,843
                                                                                                          -----------------

HYBRID ARMS                                                 40.0%
Adjustable Rate Mortgage Trust
   5.25%                                                               10/25/35              8,851,326            8,852,449
Banc of America Mortgage Securities
   4.72%                                                                3/25/33              1,183,188            1,177,642
   7.25%                                                                4/25/33                 64,920               64,802
Bear Stearns Adjustable Rate Mortgage Trust
   4.83%                                                               10/25/35             12,222,363           12,173,069
Countrywide Alternative Loan Trust
   5.17%                                                               12/25/34              6,732,932            6,594,280
Countrywide Home Loans
   4.96%                                                               12/25/33              3,479,191            3,496,724
   5.38%                                                               11/25/35              7,112,095            7,082,894
CS First Boston Mortgage Securities Corp.
   4.99%                                                                6/25/33                633,376              632,095
First Horizon Alternative Mortgage Securities
   5.44%                                                                7/25/35             11,127,460           11,076,575
GSR Mortgage Loan Trust
   5.21%                                                                1/25/36              4,975,564            4,955,441
JP Morgan Mortgage Trust
   4.97%                                                                8/25/35              3,961,040            3,930,947
Structured Adjustable Rate Mortgage Loan Trust
   4.59%                                                                4/25/34              7,957,097            7,890,618
   5.54%                                                                6/25/36             10,000,000           10,054,421
Wells Fargo Mortgage Backed Securities Trust
   6.15%                                                               12/25/36              4,395,004            4,366,145
                                                                                                          -----------------
                                                                                                                 82,348,102
                                                                                                          -----------------

MONTHLY London Interbank Offering Rate
(LIBOR) Collateralized Mortgage Obligations                 9.5%
American Home Mortgage Investment Trust
   3.53%                                                                9/25/35              1,527,995            1,525,401
Banc of America Funding Corp. (b)
   4.24%                                                                2/20/47              4,312,000            3,209,745
   4.27%                                                                2/20/47              3,594,000            2,653,944
Impac CMB Trust
   4.40%                                                                6/25/33              3,305,037            3,156,913
Merrill Lynch Alternative Note Asset (b)
   3.68%                                                                1/25/37              3,247,500            2,396,046
Structured Adjustable Rate Mortgage Loan Trust (b)
   3.67%                                                                2/25/37              2,415,000            1,790,119
   3.70%                                                                2/25/37              3,105,000            2,286,056
   3.74%                                                                2/25/37              3,450,000            2,522,813
                                                                                                          -----------------
                                                                                                                 19,541,037
                                                                                                          -----------------

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES*
(Cost $114,904,782)                                                                                             109,836,982
                                                                                                          -----------------

FIXED RATE MORTGAGE-RELATED SECURITIES                      43.1%
15 Yr. Securities                                            3.8%
Fannie Mae
   7.00%                                                                 3/1/15                672,279              714,332
   7.00%                                                                 3/1/15                377,265              400,304
   7.00%                                                                 3/1/15                359,031              380,399

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
15 Yr. Securities (continued)
Fannie Mae (continued)
   7.50%                                                                11/1/15    $           513,728    $         554,818
   6.50%                                                                 1/1/16                513,333              541,251
   6.00%                                                                 6/1/16              1,328,782            1,375,256
   6.00%                                                                 7/1/17              1,380,764            1,430,989
   6.00%                                                                 7/1/17                686,005              711,051
Freddie Mac
   7.50%                                                                 1/1/10                163,157              167,477
   6.00%                                                                 6/1/17              1,457,115            1,512,373
                                                                                                          -----------------
                                                                                                                  7,788,250
                                                                                                          -----------------

Collateralized Mortgage Obligations                         39.3%
Countrywide Alternative Loan Trust
   5.50%                                                               12/25/35              7,441,351            7,390,870
Countrywide Home Loans
   5.75%                                                                2/25/37             10,000,000            9,903,125
   5.75%                                                                2/25/37             10,000,000            9,865,625
Credit Suisse Mortgage Capital Certificates
   6.00%                                                                2/25/37              5,845,000            5,687,916
   6.00%                                                                2/25/37              1,095,000            1,065,572
Fannie Mae
   4.00%                                                               10/25/32              5,588,492            5,571,223
   5.00%                                                                9/25/35              3,164,738            3,186,070
   4.25%                                                                4/25/37              4,296,084            4,216,341
First Horizon Alternative Mortgage Securities
   6.00%                                                                7/25/36              4,536,045            4,601,865
   6.00%                                                                7/25/36              3,582,984            3,448,892
First Horizon Mortgage Pass-Through Trust
   5.75%                                                                5/25/36             10,000,000           10,104,092
Freddie Mac
   5.00%                                                                2/15/30              8,933,000            9,034,485
Residential Funding Mortgage Securities I
   6.00%                                                                1/25/37              6,900,000            6,714,562
                                                                                                          -----------------
                                                                                                                 80,790,638
                                                                                                          -----------------

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $88,083,158)                                                                                               88,578,888
                                                                                                          -----------------

REPURCHASE AGREEMENTS                                        3.5%
Citigroup Repo, 2.98%,
  (Agreement dated 1/31/08 to be repurchased at $7,160,593
  on 2/1/08. Collateralized by various Adjustable Rate
  U.S. Government Mortgage-Backed Securities, 4.57%-4.58%,
  with a value of $7,303,201, due 1/15/37-2/15/37)                                           7,160,000            7,160,000
                                                                                                          -----------------

TOTAL REPURCHASE AGREEMENT
(Cost $7,160,000)                                                                                                 7,160,000
                                                                                                          -----------------
TOTAL INVESTMENTS
(Cost $210,147,940) (a)                                    100.0%                                         $     205,575,870
                                                                                                          =================

-------------

Percentages indicated are based on net assets of $205,674,648.

*     The rates presented are the rates in effect at January 31, 2008.

(a)   Represents cost for financial reporting purposes.

(b)   Represents an illiquid security.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET        MATURITY         PRINCIPAL
                                                        ASSETS          DATE             AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES*                                                 21.0%
HYBRID ARMS                                                 13.7%
GSR Mortgage Loan Trust
   5.21%                                                                1/25/36    $         4,975,564    $       4,955,441
   5.68%                                                                4/25/36              4,023,251            4,044,889
Indymac INDA Mortgage Loan Trust
   5.20%                                                               11/25/35              3,725,899            3,672,402
   5.75%                                                                3/25/37              4,566,139            4,299,474
Wells Fargo Mortgage Backed Securities Trust
   5.12%                                                                9/25/35              1,056,000            1,046,531
                                                                                                          -----------------
                                                                                                                 18,018,737
                                                                                                          -----------------

MONTHLY London Interbank Offering Rate
(LIBOR) Collateralized Mortgage Obligations                  7.3%
Fannie Mae
   3.80%                                                                2/25/37              9,684,628            9,594,636
                                                                                                          -----------------

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES*
(Cost $27,600,360)                                                                                               27,613,373
                                                                                                          -----------------

FIXED RATE MORTGAGE-RELATED SECURITIES                      54.9%
15 Yr. Securities                                            0.5%
Fannie Mae
   7.00%                                                                 3/1/15                601,905              637,729
                                                                                                          -----------------
30 Yr. Securities                                            1.3%
Government National Mortgage Association
   7.50%                                                                2/15/24                350,610              388,598
   7.00%                                                                4/15/27                368,446              390,955
   6.00%                                                                1/15/29                814,999              862,431
                                                                                                          -----------------
                                                                                                                  1,641,984
                                                                                                          -----------------

Collateralized Mortgage Obligations                         53.1%
Fannie Mae
   5.00%                                                                9/25/32             13,929,000           14,081,119
   4.00%                                                                1/25/33                814,238              813,732
   5.50%                                                               12/25/36              8,573,000            8,652,236
   4.25%                                                                4/25/37              4,296,084            4,216,341
Freddie Mac
   4.50%                                                                4/15/19              8,000,000            7,833,382
   5.50%                                                               12/15/28              5,496,270            5,662,043
   5.00%                                                                3/15/30             10,670,000           10,870,395
   4.00%                                                                3/15/33              1,082,810            1,073,390
   5.50%                                                                6/15/33             12,201,000           12,447,620
   4.25%                                                               12/15/36              4,202,371            4,213,569

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET       MATURITY          PRINCIPAL
                                                        ASSETS         DATE              AMOUNT                VALUE
                                                      ----------    -----------    -------------------    -----------------
FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
                                                                                                          -----------------
                                                                                                          $      69,863,827
                                                                                                          -----------------

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $70,008,143)                                                                                               72,143,540
                                                                                                          -----------------
REPURCHASE AGREEMENT                                        10.1%
Citigroup Repo, 2.98%,
  (Agreement dated 1/31/08 to be repurchased
  at $13,357,106 on 2/1/08. Collateralized by a
  U.S. Government Mortgage-Backed Security, 6.00%,
  with a value of $13,623,120, due 10/15/37)                                       $        13,356,000           13,356,000
                                                                                                          -----------------

TOTAL REPURCHASE AGREEMENTS
(Cost $13,356,000)                                                                                               13,356,000
                                                                                                          -----------------

TOTAL INVESTMENTS
(Cost $110,964,503) (a)                                     86.0%                                         $     113,112,913
                                                                                                          =================

-------------

Percentages  indicated are based on net assets of $131,472,553.

*     The rates presented are the rates in effect at January 31, 2008.

(a)   Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET
                                                        ASSETS                           SHARES                VALUE
                                                      ----------                   -------------------    -----------------
COMMON STOCKS                                               95.3%
   Advertising                                               2.8%
        Omnicom Group, Inc.                                                          32,000               $       1,451,840
                                                                                                          -----------------
   Automotive                                                2.0%
        Harley-Davidson, Inc.                                                        25,000                       1,014,500
                                                                                                          -----------------
   Banks                                                     4.0%
        Wells Fargo & Co.                                                            60,000                       2,040,600
                                                                                                          -----------------
   Beverages Non-Alcoholic                                   8.8%
         Coca-Cola Co.                                                               39,000                       2,307,630
         PepsiCo, Inc.                                                               32,000                       2,182,080
                                                                                                          -----------------
                                                                                                                  4,489,710
                                                                                                          -----------------
   Building Products                                         3.3%
        Home Depot, Inc.                                                             55,000                       1,686,850
                                                                                                          -----------------
   Business Services                                         3.3%
        Staples, Inc.                                                                70,000                       1,675,800
                                                                                                          -----------------
   Computer Hardware(a)                                      5.4%
        Cisco Systems, Inc.                                                          68,000                       1,666,000
        Dell, Inc.                                                                   55,000                       1,102,200
                                                                                                          -----------------
                                                                                                                  2,768,200
                                                                                                          -----------------
   Computer Software & Services                             11.2%
        Automatic Data Processing, Inc.                                              40,000                       1,622,800
        International Business Machines Corp.                                        17,000                       1,824,780
        Microsoft Corp.                                                              70,000                       2,282,000
                                                                                                          -----------------
                                                                                                                  5,729,580
                                                                                                          -----------------
   Consumer Non-Durable                                      4.5%
        Procter & Gamble Co.                                                         35,000                       2,308,250
                                                                                                          -----------------
    Distributor-Consumer Products                            2.9%
        Sysco Corp.                                                                  50,000                       1,452,500
                                                                                                          -----------------
    Diversified Manufacturing                               11.3%
        3M Co.                                                                       23,000                       1,831,950
        General Electric Co.                                                         68,000                       2,407,880
        Illinois Tool Works, Inc.                                                    30,000                       1,512,000
                                                                                                          -----------------
                                                                                                                  5,751,830
                                                                                                          -----------------
   Financial Services                                        2.9%
        American Express Co.                                                         30,000                       1,479,600
                                                                                                          -----------------
   Health Care                                              10.7%
        Abbott Laboratories                                                          23,000                       1,294,900
        Johnson & Johnson                                                            38,000                       2,403,880
        UnitedHealth Group, Inc.                                                     35,000                       1,779,400
                                                                                                          -----------------
                                                                                                                  5,478,180
                                                                                                          -----------------
   Insurance                                                 8.9%
        American International Group, Inc.                                           35,000                       1,930,600

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (CONCLUDED)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                      PERCENTAGE
                                                        OF NET
                                                        ASSETS                          SHARES                 VALUE
                                                      ----------                   -------------------    -----------------
COMMON STOCKS (continued)
   Insurance (continued)
        Berkshire Hathaway, Inc. (a)                                                     19               $       2,584,000
                                                                                                          -----------------
                                                                                                                  4,514,600
                                                                                                          -----------------
   Medical Instruments                                       3.2%
        Medtronic, Inc.                                                              35,000                       1,629,950
                                                                                                          -----------------
   Oil & Gas                                                 2.5%
        Exxon Mobil Corp.                                                            15,000                       1,296,000
                                                                                                          -----------------
   Retail                                                    5.2%
        Wal-Mart Stores, Inc.                                                        52,000                       2,645,760
                                                                                                          -----------------
   Transportation & Shipping                                 2.4%
        FedEx Corp.                                                                  13,000                       1,215,240
                                                                                                          -----------------

TOTAL COMMON STOCKS
   (Cost $37,228,939)                                                                                            48,628,990
                                                                                                          -----------------
CASH EQUIVALENTS                                             5.3%
    Money Market Mutual Funds                                5.3%
      Vanguard Admiral Treasury Money
        Market Fund                                                                 463,861                         463,861
      Vanguard Federal Money Market Fund                                          2,212,730                       2,212,730
                                                                                                          -----------------
                                                                                                                  2,676,591
                                                                                                          -----------------

TOTAL CASH EQUIVALENTS
   (Cost $2,676,591)                                                                                              2,676,591
                                                                                                          -----------------
TOTAL INVESTMENTS
    (Cost $39,905,530) (b)                                 100.6%                                         $      51,305,581
                                                                                                          =================

-----------

Percentages indicated are based on net assets of $51,009,450.

(a)   Non-income producing security.

(b)   Represents cost for financial reporting purposes.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ASSET MANAGEMENT FUND
NOTES OF SCHEDULES OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

Asset Management Fund (the "Trust") was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of January 31, 2008, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of Shares, Class I Shares and Class D Shares. Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

      Money Market Fund:

      Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

      Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

      The Funds' investments are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees or valuation provided by dealers based on matrix pricing or, for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Adviser that the Board believes reflects the fair value of such securities. Within the matrix pricing systems used by dealers and developed by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are:
(1) information obtained with respect to market transactions in such securities or comparable companies; (2) the price and extent of public trading in similar securities of the issue or comparable companies; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or deprecation recorded for a particular security and differences in the assumptions used could result in a different determination of fair value and those differences could be material. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different form the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS. (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

Large Cap Equity Fund:

      Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of 4:00 PM Eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which such quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

Liquidity and Valuation of Certain Securities

      Recent instability in the markets for fixed income securities, particularly mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities. This may result in illiquid securities being disposed of at prices different from their recorded values since the market price of illiquid securities generally is more volatile than that of more liquid securities. The illiquidity of portfolio securities may result in the Funds incurring losses on the sale of these securities that might not be realized under more stable market conditions. Such losses can adversely impact the Funds' net asset values per share. Certain securities that were deemed liquid at time of acquisition have since been deemed to be illiquid due to changes in market conditions. As of January 31, 2008 the value of illiquid securities held by Ultra Short Fund Mortgage Fund, Ultra Short Fund, and the Intermediate Mortgage Fund were 5.85%, 4.45%, and 7.22% of total Fund values, respectively. The illiquid securities held as of January 31, 2008, are identified below:

SECURITY                                             ACQUISITION DATE    ACQUISITION COST     PRINCIPAL AMOUNT           VALUE
ULTRA SHORT MORTGAGE FUND:
Morgan Stanley Mortgage Loan Trust                       7/21/2006          $25,168,157          $25,168,157          $23,154,704
Morgan Stanley Mortgage Loan Trust                       9/15/2006          $11,541,017          $11,541,017          $10,617,735
Morgan Stanley Mortgage Loan Trust                      10/19/2006          $18,119,361          $18,119,361          $16,669,812
JP Morgan Alternative Loan Trust                        10/23/2006          $15,968,000          $15,968,000          $13,323,300
JP Morgan Alternative Loan Trust                        10/30/2006          $ 7,416,446          $ 7,416,446          $ 7,292,888
Morgan Stanley Mortgage Loan Trust                       1/17/2007          $ 9,886,257          $ 9,886,257          $ 9,095,357
Indymac INDX Mortgage Loan Trust                         1/18/2007          $11,802,069          $11,797,000          $ 9,072,630
Indymac INDX Mortgage Loan Trust                         1/18/2007          $ 4,861,364          $ 4,857,000          $ 3,765,693
Indymac INDX Mortgage Loan Trust                         1/18/2007          $ 3,471,491          $ 3,470,000          $ 2,696,841
Banc of America Funding Corp.                            1/24/2007          $10,781,000          $10,781,000          $ 9,918,520
Structured Adjustable Rate Mortgage Loan Trust           1/24/2007          $13,221,122          $13,221,122          $12,163,433
ULTRA SHORT FUND:
Bear Stearns Alt-A Trust                                  6/9/2006          $ 6,931,159          $ 6,931,159          $ 6,515,290
Merrill Lynch Alternative Loan Trust                     1/26/2007          $ 2,841,000          $ 2,841,000          $ 1,676,190
INTERMEDIATE MORTGAGE FUND:
Banc of America Funding Corp.                             6/9/2006          $ 4,312,000          $ 4,312,000          $ 3,209,745
Banc of America Funding Corp.                            1/24/2007          $ 3,594,000          $ 3,594,000          $ 2,653,944
Merrill Lynch Alternative Note Asset                     1/26/2007          $ 3,247,500          $ 3,247,500          $ 2,396,046
Structured Adjustable Rate Mortgage Loan Trust            2/6/2007          $ 2,415,000          $ 2,415,000          $ 1,790,119
Structured Adjustable Rate Mortgage Loan Trust            2/6/2007          $ 3,105,000          $ 3,105,000          $ 2,286,056
Structured Adjustable Rate Mortgage Loan Trust            2/6/2007          $ 3,450,000          $ 3,450,000          $ 2,522,813

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

FEDERAL INCOME TAX INFORMATION
At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                  Net Unrealized
                                                           Tax Unrealized     Tax Unrealized       Appreciation
                                         Tax Cost           Appreciation      (Depreciation)      (Depreciation)
                                      --------------       --------------     --------------      --------------
Money Market Fund                     $  231,348,950        $         -       $          -         $         -
Ultra Short Mortgage Fund              2,018,063,378         20,313,534        (26,664,129)         (6,350,595)
Ultra Short Fund                         189,142,549          2,207,201         (1,697,860)            509,341
Short U.S. Government Fund               133,521,590          1,462,108           (191,537)          1,270,571
Intermediate Mortgage Fund               210,147,940          1,941,841         (6,513,911)         (4,572,070)
U.S. Government Mortgage Fund            110,964,503          2,555,235           (406,825)          2,148,410
Large Cap Equity Fund                     39,905,530         13,089,839         (1,689,788)         11,400,051



ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Asset Management Fund
--------------------------------------------------------------------------------

By (Signature and Title)            /s/ Trent Statczar
--------------------------------------------------------------------------------
                             Trent Statczar, Treasurer

Date              March 26, 2008
--------------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Trent Statczar
--------------------------------------------------------------------------------
                           Trent Statczar, Treasurer

Date     March 26, 2008
--------------------------------------------------------------------------------

By (Signature and Title)            /s/ Rodger. D. Shay Jr
--------------------------------------------------------------------------------
                           Rodger D. Shay, Jr., President

Date     March 26, 2008
--------------------------------------------------------------------------------